UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

"Report for the Calendar Quarter Ended: March 31, 2011"
Check here if Amendment 		  ]; Amendment number:
This Amendment (Check only one.): 		  ] is a restatement.
		  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Moon Capital Management LP
Address: 499 Park Avenue
"New York, NY 10022"

13F File Number: 028-12266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: John W. Moon
"Title: Managing Member of JWM Capital, LLC its general partner"
Phone: 212-652-4500

"Signature, Place, and Date of Signing:"

"John W. Moon New York, NY  5/13/11"

Report Type (Check only one.):

		 X] 13F HOLDINGS REPORT.
		  ] 13F NOTICE.
		  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 37

"Form 13F Information Table Value Total: $177,589"


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers of all institutional investment managers with respect to which this report
"is filed, other than the manager filing this report."

No.	Form 13F File Number	Name
1	028-12268                  	JWM Capital LLC
2	028-12267                   	John W. Moon

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FORM 13F INFORMATION TABLE

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
                                 	Title 	    	 Value 	SH / 	PUT /	        	Investment	Other	Voting Authority
Name of Issuer 	of class	CUSIP	 (x $'000) 	PRN	CALL	QTY	Discretion	Managers	Sole	Shared	None
AKAMAI TECHNOLOG 	COM	00971T101	"1,151"				DEFINED	"1,2"	"30,300"
CENTRAL EURO DISTRIB 	COM	153435102	"2,495"				DEFINED	"1,2"	"219,791"
CHANGYOU.COM LTD-ADR 	ADS REP CL A	15911M107	"1,828"				DEFINED	"1,2"	"56,900"
CIA BRASILEIRA DE DI 	SPN ADR PFD CL A	20440T201	"6,410"				DEFINED	"1,2"	"152,873"
COPA HOLDINGS SA 	CL A	P31076105	"6,756"				DEFINED	"1,2"	"127,947"
DANA HOLDING CORP 	COM	235825205	"3,524"				DEFINED	"1,2"	"202,654"
DELL INC 	COM	24702R101	"3,082"				DEFINED	"1,2"	"212,400"
FOMENTO ECONOMICO ME 	SPON ADR UNITS	344419106	"9,688"				DEFINED	"1,2"	"165,036"
FORD MOTOR CO 	COM PAR $0.01	345370860	"8,640"				DEFINED	"1,2"	"579,444"
GIGAMEDIA LIMITED 	ORD	Y2711Y104	67				DEFINED	"1,2"	"50,100"
GOL LINHAS AEREAS IN 	SP ADR REP PFD	38045R107	"3,691"				DEFINED	"1,2"	"268,809"
GRUPO AEROPORTUARIO  	SPON ADR SER B	4.01E+206	"5,345"				DEFINED	"1,2"	"90,956"
HERTZ GLOBAL HOLDING 	COM	42805T105	"7,978"				DEFINED	"1,2"	"510,400"
INTEL CORP 	COM	458140100	"3,721"				DEFINED	"1,2"	"184,401"
KT CORP 	SPONSORED ADR	48268K101	296				DEFINED	"1,2"	"15,149"
LAS VEGAS SANDS CORP 	COM	517834107	"1,963"				DEFINED	"1,2"	"46,500"
LDK SOLAR CO LTD 	SPONSORED ADR	50183L107	"1,836"				DEFINED	"1,2"	"150,000"
MELCO PBL ENTERTAINM 	ADR	585464100	"1,499"				DEFINED	"1,2"	"197,300"
ARVINMERITOR	COM	59001K100	"5,857"				DEFINED	"1,2"	"345,131"
MICRON TECHNOLOGY IN 	COM	595112103	"8,343"				DEFINED	"1,2"	"727,349"
MICROSOFT CORP 	COM	594918104	"1,531"				DEFINED	"1,2"	"60,307"
MOBILE TELESYSTEMS 	SPONSORED ADR	607409109	318				DEFINED	"1,2"	"15,000"
NETEASE.COM 	SPONSORED ADR	64110W102	"4,810"				DEFINED	"1,2"	"97,156"
PERFECT WORLD CO LTD 	SPON ADR REP B	71372U104	"1,205"				DEFINED	"1,2"	"56,820"
RADIOSHACK CORP 	COM	750438103	"1,063"				DEFINED	"1,2"	"70,814"
SANDISK CORP 	COM	80004C101	"6,289"				DEFINED	"1,2"	"136,446"
SEAGATE TECH 	SHS	G7945M107	"2,158"				DEFINED	"1,2"	"149,800"
SHANDA GAMES LTD 	SP ADR REPTG A	81941U105	968				DEFINED	"1,2"	"152,126"
SPDR GOLD TRUST 	GOLD SHS	78463V107	"15,437"				DEFINED	"1,2"	"110,377"
SUNTECH POWER HLDG 	ADR	86800C104	"1,847"				DEFINED	"1,2"	"187,300"
TAIWAN SEMICONDUCTOR 	SPONSORED ADR	874039100	"4,442"				DEFINED	"1,2"	"364,693"
TELE NORTE LESTE PAR 	SPON ADR PFD	879246106	"9,995"				DEFINED	"1,2"	"570,174"
TENNECO INC 	COM	880349105	"3,973"				DEFINED	"1,2"	"93,600"
TRINA SOLAR LTD 	SPON ADR	8.96E+108	"1,485"				DEFINED	"1,2"	"49,293"
TRW AUTOMOTIVE HOLDI 	COM	87264S106	"5,596"				DEFINED	"1,2"	"101,595"
VIMPEL-COMMUNICATION 	SPONSORED ADR	92719A106	"29,009"				DEFINED	"1,2"	"2,054,480"
YINGLI GREEN ENERGY 	ADR	98584B103	"3,293"				DEFINED	"1,2"	"255,235"


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